SIGNIFICANT CUSTOMERS - Disclosure of detailed information about operating segments (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of major customers [line items]
Revenues	$ 10,680,468	$ 10,819,916	$ 10,931,188
Customer A [Member]
Disclosure of major customers [line items]
Revenues	3,758,568	5,799,424	5,312,839
Customer B [Member]
Disclosure of major customers [line items]
Revenues	1,659,744	1,245,467	2,968,550
Customer C [Member]
Disclosure of major customers [line items]
Revenues	1,135,587	1,514,352	662,198
Customer D [Member]
Disclosure of major customers [line items]
Revenues	$ 1,386,143	$ 287,594	$ 0